Note 25 - Post-employment and other employee benefit commitments. Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Spain [Member]
Disclosure Of Actuarial Assumptions Commitments Line Items
Actuarial Assumption Of Discount Rates	0.53%	0.68%	1280000.00%
Actuarial Assumption Of Expected Rates Of Salary Increases	0.00%	0.00%	0.00%
Actuarial Assumption Of Expected Rates Of Pension Increases	0.00%	0.00%	0.00%
Actuarial Assumption Of Medical Cost Trend Rates	0.00%	0.00%	0.00%
Mortality Table	PERM/F 2000P	PERM/F 2000P	PER 2020
Mexico [Member]
Disclosure Of Actuarial Assumptions Commitments Line Items
Actuarial Assumption Of Discount Rates	8.37%	9.04%	10450000.00%
Actuarial Assumption Of Expected Rates Of Salary Increases	4.00%	4.75%	4750000.00%
Actuarial Assumption Of Expected Rates Of Pension Increases	1.94%	2.47%	2510000.00%
Actuarial Assumption Of Medical Cost Trend Rates	7.00%	7.00%	7000000.00%
Mortality Table	EMSSA09	EMSSA09	EMSSA09
United States [Member]
Disclosure Of Actuarial Assumptions Commitments Line Items
Actuarial Assumption Of Discount Rates		3.24%	4230000.00%
Actuarial Assumption Of Expected Rates Of Salary Increases		0.00%	0.00%
Actuarial Assumption Of Expected Rates Of Pension Increases		0.00%	0.00%
Actuarial Assumption Of Medical Cost Trend Rates		0.00%	0.00%
Mortality Table	RP 2014	RP 2014
Turkey [Member]
Disclosure Of Actuarial Assumptions Commitments Line Items
Actuarial Assumption Of Discount Rates	13.00%	12.50%	16300000.00%
Actuarial Assumption Of Expected Rates Of Salary Increases	11.20%	9.70%	14000000.00%
Actuarial Assumption Of Expected Rates Of Pension Increases	9.70%	8.20%	12500000.00%
Actuarial Assumption Of Medical Cost Trend Rates	13.90%	12.40%	16700000.00%
Mortality Table	CSO2001	CSO2001	CSO2001